S000054634 [Member] Investment Objectives and Goals - NexPoint Merger Arbitrage Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	NexPoint Merger Arbitrage Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of NexPoint Merger Arbitrage Fund (the “Merger Arbitrage Fund” or the “Fund”) is to generate positive absolute returns.